Annual Total Returns [BarChart] - New York Tax Exempt Series - CLASS A	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	8.37%
Annual Return 2012	3.31%
Annual Return 2013	(1.72%)
Annual Return 2014	1.28%
Annual Return 2015	1.54%
Annual Return 2016	(0.79%)
Annual Return 2017	2.27%
Annual Return 2018	0.54%
Annual Return 2019	4.86%
Annual Return 2020	4.73%